Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Deposits to search engine service providers	83,463	93,374	170,403
Prepayments to suppliers	10,513	53,605	96,839
Advances to employees	3,451	14,617	12,372
Prepaid rental and other deposits	7,219	10,846	12,598
Penalty receivable from customer	—	15,676	257
Receivables in connection with exercise of option from agents	—	—	2,565
Others	741	1,622	11,058

Total	105,387	189,740	306,092